CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 11,851,792	$ 15,313,780
Cost of revenue	(8,255,007)	(6,826,879)
Gross income	3,596,785	8,486,901
Operating expenses:
Selling and marketing expenses	(720,191)	(879,812)
General and administrative expenses	(2,293,011)	(1,499,774)
Total operating expenses	(3,013,202)	(2,379,586)
Income from operations	583,583	6,107,315
Interest income	31,237	30,292
Investment loss	(1,897)
Government grant	493
Foreign currency exchange loss	(48,819)
Loss on disposals of equipment	(54,147)
Other expenses, net	(2,147)	(909)
Income before income taxes	508,303	6,136,698
Income tax expense	(551,667)	(1,744,005)
Net (loss)/income	(43,364)	4,392,693
Other comprehensive income/(loss):
Foreign currency translation adjustment	529,906	1,246,805
Total comprehensive income	$ 486,542	$ 5,639,498
Net earnings per ordinary share, basic and diluted	$ 0.00	$ 0.44
Weighted average number of ordinary shares, basic and diluted	12,475,410	10,000,000